income taxes - Other (Details) - Investment Tax Credits - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other
Tax benefits recognized	$ 25	$ 11
Property, plant, and equipment and/or intangible assets
Other
Tax benefits recognized	$ 19	$ 9